Exhibit 99.1

Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 16, 2010
Closing Date:		May 13, 2010

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,097,444,291.72	63,151	5.14%	59.59
Original Adj. Pool Balance:		$1,071,191,812.19

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$219,000,000.00	19.955%	0.39821%		May 16, 2011
Class A-2 Notes	Fixed	$238,000,000.00	21.687%	0.86000%		November 15, 2012
Class A-3 Notes	Fixed	$317,000,000.00	28.885%	1.50000%		October 15, 2014
Class A-4 Notes	Fixed	$186,850,000.00	17.026%	2.45000%		December 15, 2016
Total Securities		$960,850,000.00	87.553%

Overcollateralization		$110,341,812.19	10.054%
YSOA		$26,252,479.53	2.392%
Total Original Pool Balance		$1,097,444,291.72	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$63,573,132.08	0.3402362	$55,697,270.71	0.2980855	$7,875,861.37
Total Securities	$63,573,132.08	0.0661634	$55,697,270.71	0.0579667	$7,875,861.37

Weighted Avg. Coupon (WAC)	5.58%		5.62%
Weighted Avg. Remaining Maturity (WARM)	16.36		15.73
Pool Receivables Balance	$77,873,858.22		$69,881,637.20
Remaining Number of Receivables	19,457		18,520

Adjusted Pool Balance	$76,963,029.73		$69,087,168.36

III. COLLECTIONS

Principal:
Principal Collections	$7,882,425.22
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$125,951.15
Total Principal Collections	$8,008,376.37

Interest:
Interest Collections	$359,668.68
Late Fees & Other Charges	$21,720.55
Interest on Repurchase Principal	$-
Total Interest Collections	$381,389.23

Collection Account Interest	$149.57
Reserve Account Interest	$106.70
Servicer Advances	$-

Total Collections	$8,390,021.87

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections					$8,390,021.87
Reserve Account Release					$-
Reserve Account Draw					$-
Total Available for Distribution					$8,390,021.87
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$64,894.88	$-	$64,894.88	$64,894.88
Collection Account Interest					$149.57
Late Fees & Other Charges					$21,720.55
Total due to Servicer					$86,765.00

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$129,795.14		$129,795.14

Total interest:		$129,795.14		$129,795.14	$129,795.14

Available Funds Remaining:					$8,173,461.73

3. Principal Distribution Amount:					$7,875,861.37

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$-
Class A-4 Notes				$7,875,861.37
Class A Notes Total:		7,875,861.37		$7,875,861.37
Total Noteholders Principal				$7,875,861.37

4. Available Amounts Remaining to reserve account					297,600.36

5. Trustee Expenses					0.00

6. Remaining Available Collections Released to Certificateholder					297,600.36

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$910,828.49
Beginning Period Amount	$910,828.49
Current Period Amortization	$116,359.65
Ending Period Required Amount	$794,468.84
Ending Period Amount	$794,468.84
Next Distribution Date Required Amount	$688,927.58

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$5,355,959.06
Beginning Period Amount	$5,355,959.06
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$5,355,959.06
Ending Period Amount	$5,355,959.06

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Hyundai Auto Receivables Trust 2010-A
Monthly Servicing Report

Collection Period	July 2014
Distribution Date	08/15/14
Transaction Month	51
30/360 Days	30
Actual/360 Days	31

VII. OVERCOLLATERALIZATION

Overcollateralization Target	17.50%
Overcollateralization Floor	1.25%
		Beginning	Ending	Target
Overcollateralization Amount		$13,389,897.65	$13,389,897.65	$13,389,897.65
Overcollateralization as a % of Adjusted Pool		17.40%	19.38%	19.38%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	97.73%	18,100	96.28%	$67,280,282.31
30 - 60 Days	1.82%	337	3.04%	$2,121,680.00
61 - 90 Days	0.36%	67	0.54%	$378,691.88
91 + Days	0.09%	16	0.14%	$100,983.01
		18,520		$69,881,637.20
Total
Delinquent Receivables 61 + days past due	0.45%	83	0.69%	$479,674.89
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	82	0.69%	$534,909.13
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	80	0.61%	$526,988.57
Three-Month Average Delinquency Ratio	0.42%		0.66%

Repossession in Current Period		12		$81,724.12
Repossession Inventory		40		$77,660.69

Charge-Offs
Gross Principal of Charge-Off for Current Period				$109,795.80
Recoveries				$(125,951.15)
Net Charge-offs for Current Period				$(16,155.35)

Beginning Pool Balance for Current Period				$77,873,858.22

Net Loss Ratio				-0.25%
Net Loss Ratio for 1st Preceding Collection Period				-1.11%
Net Loss Ratio for 2nd Preceding Collection Period				-1.08%
Three-Month Average Net Loss Ratio for Current Period				-0.81%

Cumulative Net Losses for All Periods				$10,812,863.27
Cumulative Net Losses as a % of Initial Pool Balance				0.99%

Principal Balance of Extensions				$445,286.93
Number of Extensions				64

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